Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Australia - 7.8%
Afterpay Ltd.*	3,936	$279,653
APA Group	24,578	172,170
Aristocrat Leisure Ltd.	12,824	392,511
ASX Ltd.	3,887	219,686
Aurizon Holdings Ltd.	42,246	119,864
Australia & New Zealand Banking Group Ltd.	48,446	986,760
BHP Group Ltd.	49,536	1,947,649
BHP Group PLC	34,951	1,129,328
BlueScope Steel Ltd.	9,915	176,297
Boral Ltd.*	28,726	151,606
Brambles Ltd.	28,864	246,536
Charter Hall Group	13,074	156,548
Cochlear Ltd.	1,242	223,979
Coles Group Ltd.	23,145	297,553
Commonwealth Bank of Australia	30,112	2,205,637
Computershare Ltd.	14,094	161,613
CSL Ltd.	7,718	1,639,021
Dexus	28,223	213,262
Endeavour Group Ltd.*	21,797	106,225
Evolution Mining Ltd.	34,171	104,991
Fortescue Metals Group Ltd.	27,824	509,460
Glencore PLC*	205,359	923,803
Goodman Group	33,768	561,952
GPT Group (The)	48,629	166,928
Incitec Pivot Ltd.	48,337	95,221
Insurance Australia Group Ltd.	48,107	171,501
Lendlease Corp., Ltd.	13,342	119,352
Macquarie Group Ltd.	5,970	688,517
Magellan Financial Group Ltd.	3,150	113,154
Medibank Pvt Ltd.	64,729	157,487
Mirvac Group	94,172	197,972
National Australia Bank Ltd.	55,523	1,058,260
Newcrest Mining Ltd.	14,836	288,879
Northern Star Resources Ltd.	21,853	164,164
Oil Search Ltd.	43,988	123,190
Orica Ltd.	9,556	87,029
Origin Energy Ltd.	35,140	106,160
OZ Minerals Ltd.	7,992	136,171
QBE Insurance Group Ltd.	28,020	224,292
Ramsay Health Care Ltd.	3,740	176,326
Rio Tinto Ltd.	6,341	621,864
Rio Tinto PLC	18,194	1,543,311
Santos Ltd.	35,274	167,237
Scentre Group	107,997	206,396
SEEK Ltd.	8,459	181,995
Shopping Centres Australasia Property Group	55,622	100,577
Sonic Healthcare Ltd.	10,194	299,874
South32 Ltd.	86,930	189,777
Stockland	54,209	175,324
Suncorp Group Ltd.	26,062	221,070
Sydney Airport*	31,006	177,997
Tabcorp Holdings Ltd.	49,670	180,724
Telstra Corp., Ltd.	79,462	220,784
Transurban Group	49,413	519,391
Treasury Wine Estates Ltd.	14,805	129,610
Vicinity Centres	97,712	111,685
Wesfarmers Ltd.	19,923	895,359
Westpac Banking Corp.	61,083	1,100,925
Woodside Petroleum Ltd.	18,549	298,731
Woolworths Group Ltd.	22,101	629,670
Total Australia		24,973,008

Austria - 0.3%
ams AG*	4,927	94,213
Erste Group Bank AG	7,979	309,485
Mondi PLC	8,859	245,850
OMV AG	4,368	235,774
Total Austria		885,322

Belgium - 0.8%
Ageas SA/NV	4,165	220,075
Anheuser-Busch InBev SA/NV	14,302	905,627
Galapagos NV*	1,000	60,725
Groupe Bruxelles Lambert SA	2,289	266,272
KBC Group NV	4,941	397,829
Solvay SA	1,559	207,974
UCB SA	2,480	268,199
Umicore SA	3,977	246,549
Total Belgium		2,573,250

Brazil - 0.1%
Yara International ASA	2,897	152,575

Cambodia - 0.0%(a)
NagaCorp Ltd.	56,520	41,529

Chile - 0.0%(a)
Antofagasta PLC	6,560	136,309

China - 0.5%
AAC Technologies Holdings, Inc.	15,214	91,133
BOC Hong Kong Holdings Ltd.	69,766	224,437
Budweiser Brewing Co APAC Ltd.	31,604	88,250
ESR Cayman Ltd.*	39,883	140,108
Lenovo Group Ltd.	144,645	134,758
Prosus NV*	7,356	652,897
Want Want China Holdings Ltd.	142,353	95,986
Wilmar International Ltd.	36,207	116,314
Total China		1,543,883

Denmark - 2.3%
Ambu A/S, Class B	3,015	111,508
AP Moller - Maersk A/S, Class B	160	444,196
Carlsberg A/S, Class B	1,848	341,589
Chr Hansen Holding A/S	1,869	168,043
Coloplast A/S, Class B	2,337	427,321
Danske Bank A/S	11,254	197,347
Demant A/S*	1,871	114,326
DSV PANALPINA A/S	3,399	827,954
Genmab A/S*	1,072	484,484
GN Store Nord A/S(b)	2,364	207,122
Novo Nordisk A/S, Class B	26,822	2,479,995
Novozymes A/S, Class B	3,477	273,098
Orsted A/S	2,992	444,252
Pandora A/S	1,762	228,083
SimCorp A/S	801	111,297
Vestas Wind Systems A/S	16,954	624,873
Total Denmark		7,485,488

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Finland - 1.3%
Elisa OYJ	2,976	$191,198
Fortum OYJ	8,199	225,948
Kesko OYJ, Class B	5,567	238,639
Kone OYJ, Class B	6,630	548,914
Metso Outotec OYJ	12,097	137,364
Neste OYJ	7,210	443,041
Nokia OYJ*	96,473	591,550
Nokian Renkaat OYJ	3,000	126,501
Nordea Bank Abp	60,938	715,376
Sampo OYJ, Class A	9,037	435,287
Stora Enso OYJ, Class R	11,029	218,209
UPM-Kymmene OYJ	9,545	389,808
Total Finland		4,261,835

France - 9.3%
Accor SA*	4,183	148,112
Adevinta ASA*	4,556	87,589
Air Liquide SA	7,746	1,346,367
Airbus SE*	9,346	1,282,243
Alstom SA*(b)	5,137	212,957
Arkema SA	1,420	180,591
Atos SE	1,868	89,312
AXA SA	32,542	844,312
BNP Paribas SA	18,346	1,119,278
Bouygues SA	4,029	155,224
Bureau Veritas SA(b)	6,490	214,252
Capgemini SE	2,733	590,634
Carrefour SA	9,905	183,932
Cie de Saint-Gobain	8,680	620,138
Cie Generale des Etablissements Michelin	3,104	506,835
Covivio	1,331	125,064
Credit Agricole SA	19,865	277,017
Danone SA	9,926	730,461
Dassault Systemes SE	11,525	635,758
Edenred	4,704	273,211
Eiffage SA	1,395	142,161
Engie SA	28,432	379,357
EssilorLuxottica SA	5,022	947,811
Gecina SA	1,205	191,257
Getlink SE	9,422	150,886
Hermes International	543	829,973
Kering SA	1,250	1,120,877
Klepierre SA*	4,016	97,386
Legrand SA	4,791	539,256
L'Oreal SA	4,005	1,832,688
LVMH Moet Hennessy Louis Vuitton SE	4,183	3,342,678
Orange SA(b)	32,278	359,596
Orpea	1,094	138,872
Pernod Ricard SA	3,565	786,714
Publicis Groupe SA	4,185	264,108
Renault SA*	3,380	128,356
Rexel SA*	6,936	146,235
Rubis SCA	2,069	82,975
Safran SA	5,971	780,969
Sanofi	18,169	1,871,811
Sartorius Stedim Biotech	443	252,831
SCOR SE	3,326	93,038
Societe Generale SA	13,459	394,603
Sodexo SA*	1,690	144,088
Suez SA	6,561	153,033
Teleperformance	1,046	441,067
Thales SA	1,943	203,905
TotalEnergies SE(b)	40,721	1,772,131
Ubisoft Entertainment SA*(b)	1,702	108,056
Unibail-Rodamco-Westfield*	2,459	204,607
Valeo	4,481	129,545
Veolia Environnement SA	9,236	303,153
Vinci SA	8,578	907,425
Vivendi SE(b)	13,291	449,173
Worldline SA*	4,210	393,936
Total France		29,707,844

Germany - 7.7%
adidas AG	3,283	1,191,641
Allianz SE	6,899	1,717,974
Aroundtown SA	23,982	187,860
BASF SE	15,616	1,226,225
Bayer AG	16,414	978,830
Bayerische Motoren Werke AG	6,001	596,889
Bechtle AG	575	118,742
Beiersdorf AG	1,870	222,077
Brenntag SE	3,125	312,013
Commerzbank AG*	19,656	126,796
Continental AG*	1,871	254,255
Covestro AG	3,274	210,654
CTS Eventim AG & Co. KGaA*	1,411	95,872
Daimler AG(b)	14,088	1,257,593
Deutsche Bank AG*	34,931	441,467
Deutsche Boerse AG	3,129	522,234
Deutsche Post AG	16,610	1,124,846
Deutsche Telekom AG	54,316	1,127,524
Deutsche Wohnen SE	6,322	394,622
E.ON SE	37,998	467,342
Fresenius Medical Care AG & Co. KGaA	3,838	302,830
Fresenius SE & Co. KGaA	7,421	390,008
GEA Group AG	3,535	156,731
Hannover Rueck SE	1,168	196,533
HeidelbergCement AG	2,778	246,337
HelloFresh SE*	2,597	243,529
Henkel AG & Co. KGaA	1,574	143,063
Infineon Technologies AG	22,143	843,774
KION Group AG	1,567	166,304
Knorr-Bremse AG	1,080	122,431
LANXESS AG	2,010	145,534
LEG Immobilien SE	1,293	204,457
Merck KGaA	2,316	474,151
MTU Aero Engines AG	995	249,071
Muenchener Rueckversicherungs-Gesellschaft AG	2,289	618,588
Puma SE	1,854	227,542
RWE AG	10,865	386,640
SAP SE	18,504	2,651,475
Scout24 AG	1,755	150,295
Siemens AG	12,586	1,963,762
Siemens Energy AG*	6,436	175,074
Siemens Healthineers AG	4,410	291,172
Symrise AG	2,380	350,800
TeamViewer AG*	2,929	98,465
thyssenkrupp AG*	8,698	86,721
United Internet AG	2,297	95,060
Vonovia SE	9,261	616,951
Zalando SE*	4,021	447,057
Total Germany		24,619,811

Hong Kong - 2.6%
AIA Group Ltd.	202,792	2,429,475

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
ASM Pacific Technology Ltd.	7,122	$91,646
CK Asset Holdings Ltd.	46,424	316,315
CLP Holdings Ltd.	30,688	316,705
Hang Lung Properties Ltd.	49,967	129,238
Hang Seng Bank Ltd.	13,915	266,976
Henderson Land Development Co., Ltd.	38,476	172,051
Hong Kong & China Gas Co., Ltd.	207,361	337,810
Hong Kong Exchanges & Clearing Ltd.	21,670	1,383,097
Hongkong Land Holdings Ltd.	26,650	120,991
Hysan Development Co., Ltd.	22,925	90,270
Jardine Matheson Holdings Ltd.	3,730	221,711
Link REIT	39,020	373,068
Man Wah Holdings Ltd.	44,074	88,361
MTR Corp., Ltd.	30,364	179,929
New World Development Co., Ltd.	32,554	154,367
Power Assets Holdings Ltd.	30,235	195,310
Sino Land Co., Ltd.	89,268	136,696
Sun Hung Kai Properties Ltd.	27,013	386,883
Swire Pacific Ltd., Class A	17,650	109,586
Techtronic Industries Co., Ltd.	23,538	420,711
WH Group Ltd.	183,444	152,020
Wharf Real Estate Investment Co., Ltd.	32,538	183,600
Xinyi Glass Holdings Ltd.	38,845	144,959
Total Hong Kong		8,401,775

Ireland - 0.7%
CRH PLC	13,533	678,303
Flutter Entertainment PLC*	2,786	476,442
Kerry Group PLC, Class A	2,654	393,389
Kingspan Group PLC	2,711	294,788
Smurfit Kappa Group PLC	4,670	262,250
Total Ireland		2,105,172

Israel - 0.5%
Bank Hapoalim BM*	37,644	300,993
Bank Leumi Le-Israel BM*	43,544	334,404
ICL Group Ltd.	20,901	152,546
Israel Discount Bank Ltd., Class A*	38,657	182,101
Nice Ltd.*	1,367	383,448
Teva Pharmaceutical Industries Ltd.*	19,004	186,524
Tower Semiconductor Ltd.*	3,328	90,866
Total Israel		1,630,882

Italy - 2.0%
Assicurazioni Generali SpA	23,140	462,354
Atlantia SpA*	9,867	179,014
Davide Campari-Milano NV	11,872	166,963
Enel SpA	133,546	1,232,031
Eni SpA	45,955	546,242
Ferrari NV	2,152	469,156
FinecoBank Banca Fineco SpA*	11,419	204,667
Intesa Sanpaolo SpA	291,305	805,368
Mediobanca Banca di Credito Finanziario SpA*	17,829	209,006
Moncler SpA	4,209	289,480
Nexi SpA*	9,282	198,999
Prysmian SpA	5,524	197,952
Recordati Industria Chimica e Farmaceutica SpA	2,369	146,582
Snam SpA	44,893	271,707
Telecom Italia SpA	318,823	140,222
Terna - Rete Elettrica Nazionale	32,331	257,018
UniCredit SpA	38,697	463,825

Total Italy		6,240,586

Japan - 22.7%
Advantest Corp.	3,667	321,092
Aeon Co., Ltd.	13,049	355,147
AGC, Inc.	4,432	188,385
Air Water, Inc.	5,875	87,523
Aisin Corp.	3,821	153,710
Ajinomoto Co., Inc.	10,657	270,528
Alfresa Holdings Corp.	5,078	76,899
Amada Co., Ltd.	10,175	103,651
Aozora Bank Ltd.	4,537	101,778
Asahi Group Holdings Ltd.	8,272	370,148
Asahi Kasei Corp.	25,517	275,979
Astellas Pharma, Inc.	33,923	537,513
Bandai Namco Holdings, Inc.	3,839	246,990
Bank of Kyoto Ltd. (The)(b)	1,942	83,342
Bridgestone Corp.	10,782	471,559
Brother Industries Ltd.	5,892	118,914
Canon, Inc.	17,767	404,149
Capcom Co., Ltd.	3,946	108,043
Casio Computer Co., Ltd.	4,271	69,153
Central Japan Railway Co.	3,320	479,623
Chubu Electric Power Co., Inc.	13,300	159,539
Chugai Pharmaceutical Co., Ltd.	11,615	425,442
Concordia Financial Group Ltd.	29,992	107,124
CyberAgent, Inc.	7,751	138,706
Dai Nippon Printing Co., Ltd.	6,939	162,237
Daifuku Co., Ltd.	2,058	183,204
Dai-ichi Life Holdings, Inc.	20,133	369,090
Daiichi Sankyo Co., Ltd.	32,122	632,050
Daikin Industries Ltd.	4,633	956,783
Daito Trust Construction Co., Ltd.	1,473	172,331
Daiwa House Industry Co., Ltd.	12,212	372,202
Daiwa Securities Group, Inc.	32,825	171,677
Denso Corp.	8,082	550,975
Dentsu Group, Inc.	4,407	152,388
Disco Corp.	536	152,131
East Japan Railway Co.	6,613	438,657
Eisai Co., Ltd.	4,822	394,679
ENEOS Holdings, Inc.	58,848	246,384
FANUC Corp.	3,357	745,728
Fast Retailing Co., Ltd.	894	602,136
Food & Life Cos. Ltd.	2,602	105,502
Fuji Electric Co., Ltd.	2,914	126,384
FUJIFILM Holdings Corp.	6,455	460,584
Fujitsu Ltd.	3,486	589,682
Fukuoka Financial Group, Inc.	4,999	84,038
Hamamatsu Photonics K.K.	3,072	169,905
Hankyu Hanshin Holdings, Inc.	4,986	146,513
Hirose Electric Co., Ltd.	911	135,716
Hitachi Ltd.	16,441	937,474
Honda Motor Co., Ltd.	29,502	938,957
Hoya Corp.	6,293	883,314
Idemitsu Kosan Co., Ltd.	5,077	119,072
Inpex Corp.	19,559	138,116
Isuzu Motors Ltd.	12,018	158,780
Ito En Ltd.	1,428	83,923
ITOCHU Corp.	24,396	718,432
Japan Exchange Group, Inc.	9,880	223,346
Japan Metropolitan Fund Invest.	168	175,271
Japan Tobacco, Inc.(b)	21,882	426,674

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
JFE Holdings, Inc.	10,518	$127,078
JGC Holdings Corp.	6,176	55,035
JSR Corp.	3,866	128,749
Kajima Corp.	11,801	150,859
Kakaku.com, Inc.	3,271	88,727
Kansai Electric Power Co., Inc. (The)	14,171	133,704
Kansai Paint Co., Ltd.	4,956	121,066
Kao Corp.	8,451	506,213
KDDI Corp.	29,316	890,031
Keio Corp.	2,725	151,706
Keisei Electric Railway Co., Ltd.	3,827	113,154
Keyence Corp.	3,083	1,706,254
Kikkoman Corp.(b)	3,686	224,351
Kintetsu Group Holdings Co., Ltd.*	3,913	131,384
Kirin Holdings Co., Ltd.	14,893	271,399
Kobayashi Pharmaceutical Co., Ltd.(b)	1,470	116,796
Koito Manufacturing Co., Ltd.	2,461	149,342
Komatsu Ltd.	17,382	448,052
Konami Holdings Corp.(b)	2,095	115,297
Kose Corp.	685	107,665
Kubota Corp.	20,195	419,081
Kuraray Co., Ltd.	9,883	91,221
Kurita Water Industries Ltd.	3,506	169,310
Kyocera Corp.	5,685	348,974
Kyowa Kirin Co., Ltd.	5,774	187,030
Kyushu Electric Power Co., Inc.	11,086	83,839
Lasertec Corp.	1,463	272,871
Lion Corp.	5,538	95,571
Lixil Corp.	6,298	170,663
M3, Inc.	7,532	489,323
Makita Corp.	5,521	284,728
Marubeni Corp.	30,311	255,717
Marui Group Co., Ltd.	5,934	103,216
Matsumotokiyoshi Holdings Co., Ltd.	1,897	83,831
MEIJI Holdings Co., Ltd.	2,804	173,222
MINEBEA MITSUMI, Inc.	7,872	210,518
MISUMI Group, Inc.	6,204	214,808
Mitsubishi Chemical Holdings Corp.	27,967	233,317
Mitsubishi Corp.	22,397	624,871
Mitsubishi Electric Corp.	36,970	497,200
Mitsubishi Estate Co., Ltd.	22,134	345,270
Mitsubishi Heavy Industries Ltd.	5,962	170,793
Mitsubishi Materials Corp.	3,471	71,918
Mitsubishi UFJ Financial Group, Inc.	216,842	1,142,989
Mitsui & Co., Ltd.	29,450	670,709
Mitsui Chemicals, Inc.	4,344	137,543
Mitsui Fudosan Co., Ltd.	16,930	393,748
Mizuho Financial Group, Inc.	43,552	621,236
MonotaRO Co., Ltd.	5,465	125,284
MS&AD Insurance Group Holdings, Inc.	9,525	293,344
Murata Manufacturing Co., Ltd.	9,931	818,007
Nabtesco Corp.	3,010	112,995
NEC Corp.	5,032	254,007
Nexon Co., Ltd.	7,602	155,711
NGK Insulators Ltd.	5,591	88,743
NH Foods Ltd.	2,892	116,339
Nidec Corp.	7,955	887,191
Nihon M&A Center, Inc.	5,721	158,468
Nintendo Co., Ltd.	1,818	934,261
Nippon Building Fund, Inc.	35	225,786
Nippon Express Co., Ltd.	1,802	130,696
Nippon Paint Holdings Co., Ltd.(b)	13,978	177,288
Nippon Prologis REIT, Inc.	59	196,756
Nippon Shinyaku Co., Ltd.(b)	1,232	92,274
Nippon Steel Corp.	15,244	262,794
Nippon Telegraph & Telephone Corp.	22,160	565,862
Nippon Yusen K.K.	3,711	198,822
Nissan Chemical Corp.	2,896	140,908
Nissan Motor Co., Ltd.*	36,812	211,614
Nisshin Seifun Group, Inc.	7,894	127,023
Nissin Foods Holdings Co., Ltd.	1,953	138,801
Nitori Holdings Co., Ltd.	1,478	280,180
Nitto Denko Corp.	3,162	233,369
Nomura Holdings, Inc.	58,748	293,392
Nomura Real Estate Master Fund, Inc.	119	188,774
Nomura Research Institute Ltd.	6,076	194,875
NSK Ltd.	11,037	90,408
NTT Data Corp.	13,805	212,704
Obayashi Corp.	18,243	148,105
Obic Co., Ltd.	1,370	239,922
Odakyu Electric Railway Co., Ltd.	7,020	166,433
Oji Holdings Corp.	23,616	135,348
Olympus Corp.	18,749	383,607
Omron Corp.	3,829	325,160
Ono Pharmaceutical Co., Ltd.	8,872	200,923
Oriental Land Co., Ltd.	3,512	478,400
ORIX Corp.	23,036	401,320
Orix JREIT, Inc.	90	171,389
Osaka Gas Co., Ltd.	8,044	150,326
Otsuka Corp.	2,133	110,586
Otsuka Holdings Co., Ltd.	8,134	321,506
Pan Pacific International Holdings Corp.	9,871	205,335
Panasonic Corp.	38,058	452,708
PeptiDream, Inc.*	2,124	87,186
Pigeon Corp.	2,672	76,691
Rakuten Group, Inc.	15,255	167,214
Recruit Holdings Co., Ltd.	22,799	1,169,345
Renesas Electronics Corp.*	18,242	196,299
Resona Holdings, Inc.	48,605	182,064
Ricoh Co., Ltd.	13,171	142,931
Rohm Co., Ltd.	1,778	172,049
Ryohin Keikaku Co., Ltd.(b)	5,422	109,626
Santen Pharmaceutical Co., Ltd.	8,868	119,667
SBI Holdings, Inc.	5,141	122,447
Secom Co., Ltd.	3,934	295,865
Sekisui Chemical Co., Ltd.	9,846	168,660
Sekisui House Ltd.(b)	14,008	275,757
Seven & i Holdings Co., Ltd.	13,926	617,693
SG Holdings Co., Ltd.	8,186	219,139
Shimadzu Corp.	5,821	233,370
Shimano, Inc.	1,508	384,042
Shimizu Corp.	16,663	121,917
Shin-Etsu Chemical Co., Ltd.	6,858	1,109,153
Shionogi & Co., Ltd.	5,440	285,111
Shiseido Co., Ltd.	6,870	456,080
Shizuoka Bank Ltd. (The)	16,641	119,785
SMC Corp.	1,025	605,194
SoftBank Corp.	46,496	605,613
SoftBank Group Corp.	22,624	1,409,388
Sompo Holdings, Inc.	6,704	276,712
Sony Group Corp.	20,640	2,139,225
Stanley Electric Co., Ltd.	3,786	98,005
Subaru Corp.	11,203	218,548
SUMCO Corp.	5,046	115,725
Sumitomo Chemical Co., Ltd.	36,645	189,319
Sumitomo Corp.	23,225	313,828
Sumitomo Electric Industries Ltd.	16,270	229,411
Sumitomo Metal Mining Co., Ltd.	4,825	194,231

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	23,429	$788,794
Sumitomo Mitsui Trust Holdings, Inc.	7,307	239,417
Sumitomo Realty & Development Co., Ltd.	7,908	255,938
Suntory Beverage & Food Ltd.	3,133	109,477
Suzuki Motor Corp.	7,877	317,951
Sysmex Corp.	3,490	413,076
T&D Holdings, Inc.	13,772	175,428
Taiheiyo Cement Corp.	3,643	84,312
Taisei Corp.	4,056	135,816
Taiyo Yuden Co., Ltd.	2,696	137,318
Takeda Pharmaceutical Co., Ltd.	26,791	898,811
TDK Corp.	2,311	261,948
Teijin Ltd.	7,296	109,423
Terumo Corp.	12,146	468,908
TIS, Inc.	5,504	142,176
Tobu Railway Co., Ltd.	5,202	134,423
Toho Co., Ltd.	3,288	142,605
Toho Gas Co., Ltd.	1,862	90,428
Tohoku Electric Power Co., Inc.	11,080	83,895
Tokio Marine Holdings, Inc.	11,828	561,493
Tokyo Century Corp.	1,481	80,966
Tokyo Electron Ltd.	2,545	1,041,653
Tokyo Gas Co., Ltd.	9,300	176,086
Tokyu Corp.	11,852	157,775
Tokyu Fudosan Holdings Corp.	15,273	85,584
TOPPAN, Inc.	7,088	119,414
Toray Industries, Inc.	31,352	204,881
Toshiba Corp.	8,217	351,890
Tosoh Corp.	6,629	115,607
TOTO Ltd.	3,452	177,397
Toyo Suisan Kaisha Ltd.	2,882	109,897
Toyota Industries Corp.	3,323	276,740
Toyota Motor Corp.	41,084	3,670,420
Toyota Tsusho Corp.	5,226	244,753
Trend Micro, Inc.	2,654	137,597
Tsuruha Holdings, Inc.	933	109,750
Unicharm Corp.	7,410	295,860
USS Co., Ltd.	6,707	115,990
West Japan Railway Co.	3,555	191,662
Yakult Honsha Co., Ltd.	3,095	182,175
Yamaha Corp.	3,360	184,609
Yamaha Motor Co., Ltd.	7,323	181,757
Yamato Holdings Co., Ltd.	6,717	192,789
Yaskawa Electric Corp.	5,065	248,289
Yokogawa Electric Corp.	5,485	83,662
Z Holdings Corp.	49,583	246,898
Zenkoku Hosho Co., Ltd.	2,182	98,612
Total Japan		72,539,035

Jordan - 0.0%(a)
Hikma Pharmaceuticals PLC	3,505	128,944

Luxembourg - 0.2%
ArcelorMittal SA	11,495	400,404
Eurofins Scientific SE	2,237	267,491
Total Luxembourg		667,895

Macau - 0.1%
Galaxy Entertainment Group Ltd.*	40,593	275,279
Sands China Ltd.*	47,596	162,610
Total Macau		437,889

Netherlands - 4.7%
Adyen NV*	498	1,352,014
Aegon NV	37,243	158,721
Akzo Nobel NV	3,520	434,515
Argenx SE*	919	280,392
ASM International NV	835	295,954
ASML Holding NV	6,520	4,940,372
ASR Nederland NV	2,985	122,647
Euronext NV	1,476	164,172
EXOR NV	1,894	155,821
Heineken Holding NV	1,938	190,626
Heineken NV(b)	4,134	481,386
ING Groep NV	66,498	855,243
Koninklijke Ahold Delhaize NV	17,142	532,465
Koninklijke DSM NV	2,882	580,800
Koninklijke KPN NV(b)	62,295	204,470
Koninklijke Philips NV	15,301	705,617
NN Group NV	6,528	324,576
Randstad NV	2,220	161,002
Royal Dutch Shell PLC, Class A	67,831	1,361,066
Royal Dutch Shell PLC, Class B	61,302	1,210,114
Wolters Kluwer NV	4,556	519,072
Total Netherlands		15,031,045

New Zealand - 0.4%
a2 Milk Co., Ltd. (The)*	17,097	74,222
Auckland International Airport Ltd.*	32,339	163,414
Contact Energy Ltd.	20,918	119,134
Fisher & Paykel Healthcare Corp., Ltd.	12,164	267,855
Meridian Energy Ltd.	24,874	90,624
Spark New Zealand Ltd.	55,900	184,738
Xero Ltd.*	2,542	262,113
Total New Zealand		1,162,100

Norway - 0.6%
DNB Bank ASA	19,030	389,976
Equinor ASA	17,676	345,003
Mowi ASA	8,630	219,978
Norsk Hydro ASA	28,791	191,552
Orkla ASA	16,773	152,450
Schibsted ASA, Class A	3,224	170,928
Telenor ASA	12,466	216,448
TOMRA Systems ASA	2,350	135,869
Total Norway		1,822,204

Poland - 0.3%
Allegro.eu SA*	9,068	155,689
CD Projekt SA	1,397	67,035
KGHM Polska Miedz SA	3,145	158,967
Polski Koncern Naftowy ORLEN SA	7,146	135,386
Powszechna Kasa Oszczednosci Bank Polski SA*	19,680	193,429
Powszechny Zaklad Ubezpieczen SA*	17,165	167,640
Total Poland		878,146

Portugal - 0.1%
EDP - Energias de Portugal SA	53,295	276,614
Galp Energia SGPS SA	10,652	103,878
Total Portugal		380,492

Russia - 0.1%
Coca-Cola HBC AG*	3,726	140,857

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Russia (continued)
Polymetal International PLC	8,514	$185,019

Total Russia		325,876

Saudi Arabia - 0.2%
Delivery Hero SE*(b)	3,310	495,334

Singapore - 1.1%
Ascendas Real Estate Investment Trust	109,006	251,162
CapitaLand Integrated Commercial Trust	139,901	222,131
CapitaLand Ltd.	71,887	213,946
DBS Group Holdings Ltd.	32,005	718,759
Genting Singapore Ltd.	219,692	131,416
Keppel Corp., Ltd.	35,315	143,180
Mapletree Industrial Trust	78,321	173,520
Oversea-Chinese Banking Corp., Ltd.	62,805	570,491
Singapore Exchange Ltd.	21,179	185,811
Singapore Technologies Engineering Ltd.	51,325	151,993
Singapore Telecommunications Ltd.	151,490	253,956
United Overseas Bank Ltd.	23,453	455,169
Total Singapore		3,471,534

South Africa - 0.3%
Anglo American PLC	20,478	908,386

South Korea - 5.3%
Amorepacific Corp.	789	151,935
Celltrion Healthcare Co., Ltd.*	1,487	138,843
Celltrion, Inc.*	1,861	410,140
CJ CheilJedang Corp.	313	127,350
Coway Co., Ltd.	2,121	158,211
E-MART, Inc.	699	102,396
Hana Financial Group, Inc.	7,177	271,107
Hankook Tire & Technology Co., Ltd.	2,825	118,747
HLB, Inc.*	1,955	61,272
HMM Co., Ltd.*	6,279	218,352
Hyundai Mobis Co., Ltd.	1,230	284,977
Hyundai Motor Co.	2,902	549,999
Industrial Bank of Korea	13,523	121,093
Kakao Corp.	5,257	671,836
KB Financial Group, Inc.	7,898	352,243
Kia Corp.	4,782	347,555
Korea Electric Power Corp.	6,619	143,285
Korea Zinc Co., Ltd.	360	171,198
Korean Air Lines Co., Ltd.*	4,741	123,239
KT&G Corp.	3,663	262,086
LG Chem Ltd.	866	633,925
LG Corp.	2,007	164,364
LG Display Co., Ltd.*	5,978	114,597
LG Electronics, Inc.	2,281	312,330
LG Household & Health Care Ltd.	209	265,100
LX Holdings Corp.*	1,047	9,512
Mando Corp.*	1,077	57,584
NAVER Corp.	2,443	920,705
NCSoft Corp.	341	244,281
POSCO	1,344	428,234
Samsung Biologics Co., Ltd.*	282	218,196
Samsung C&T Corp.	1,902	233,978
Samsung Electro-Mechanics Co., Ltd.	1,210	201,973
Samsung Electronics Co., Ltd.	79,051	5,394,917
Samsung Fire & Marine Insurance Co., Ltd.	930	173,427
Samsung Life Insurance Co., Ltd.	1,844	120,876
Samsung SDI Co., Ltd.	965	621,660
Samsung SDS Co., Ltd.	867	137,559
Shinhan Financial Group Co., Ltd.	10,576	359,965
SK Hynix, Inc.	8,919	872,321
SK Innovation Co., Ltd.*	1,077	236,888
SK Telecom Co., Ltd.	723	189,196
SK, Inc.	652	151,911
Woori Financial Group, Inc.	16,187	152,688
Total South Korea		17,002,051

Spain - 2.2%
Abertis Infraestructuras SA(c)	5,353	24,375
ACS Actividades de Construccion y Servicios SA	4,948	130,020
Aena SME SA*	1,300	206,875
Amadeus IT Group SA*	7,313	479,028
Banco Bilbao Vizcaya Argentaria SA*	114,267	733,178
Banco Santander SA*	288,905	1,057,726
Bankinter SA	17,021	92,985
CaixaBank SA	80,380	238,763
Cellnex Telecom SA*	10,550	687,309
Enagas SA	4,801	110,217
Endesa SA	5,478	133,229
Ferrovial SA	8,830	261,765
Grifols SA(b)	5,902	150,050
Iberdrola SA	96,819	1,166,448
Industria de Diseno Textil SA	17,871	605,863
Naturgy Energy Group SA(b)	5,272	136,221
Red Electrica Corp. SA	8,087	160,385
Repsol SA	23,988	262,291
Siemens Gamesa Renewable Energy SA*	3,802	105,948
Telefonica SA	89,999	412,582
Total Spain		7,155,258

Sweden - 3.5%
Alfa Laval AB	6,084	254,133
Assa Abloy AB, B Shares	15,755	505,568
Atlas Copco AB, A Shares	10,600	717,007
Atlas Copco AB, B Shares	6,395	363,375
Boliden AB	5,241	204,362
Castellum AB	5,084	142,461
Electrolux AB, Series B	4,857	127,464
Elekta AB, B Shares	6,756	98,622
Epiroc AB, A Shares	10,826	252,906
Epiroc AB, B Shares	6,806	136,846
EQT AB	4,376	211,067
Essity AB, B Shares	10,803	353,441
Evolution AB	2,910	507,181
H & M Hennes & Mauritz AB, B Shares*(b)	15,297	320,231
Hexagon AB, B Shares	31,169	516,217
Husqvarna AB, B Shares	8,039	112,586
Industrivarden AB, A Shares	7,063	282,057
Indutrade AB	5,179	169,020
Investor AB, B Shares	38,763	960,954
Kinnevik AB, B Shares*	4,990	217,773
Lundin Energy AB	4,117	128,427
Nibe Industrier AB, B Shares	20,562	245,671
Sandvik AB	18,603	484,961
Securitas AB, B Shares	6,613	116,672
Sinch AB*	9,327	188,511
Skandinaviska Enskilda Banken AB, A Shares	25,403	344,106
Skanska AB, B Shares	6,734	190,184
SKF AB, B Shares	7,384	196,355
Svenska Cellulosa AB SCA, B Shares	11,006	204,665

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Svenska Handelsbanken AB, A Shares	25,740	$290,484
Swedbank AB, A Shares	17,239	336,121
Swedish Match AB	29,715	266,202
Tele2 AB, B Shares	10,132	148,905
Telefonaktiebolaget LM Ericsson, B Shares	50,809	583,848
Telia Co. AB	43,421	190,709
Trelleborg AB, B Shares	5,823	143,949
Volvo AB, B Shares	27,646	651,460
Total Sweden		11,164,501

Switzerland - 8.9%
ABB Ltd.	28,733	1,050,341
Adecco Group AG	2,913	174,465
Alcon, Inc.	7,563	550,765
Baloise Holding AG	969	153,000
Chocoladefabriken Lindt & Spruengli AG	33	369,580
Cie Financiere Richemont SA, Class A	8,818	1,128,642
Clariant AG*	5,913	122,918
Credit Suisse Group AG	39,090	392,755
EMS-Chemie Holding AG	141	156,200
Geberit AG	683	560,538
Givaudan SA	159	793,333
Holcim Ltd.*	8,426	493,678
Julius Baer Group Ltd.	3,980	263,225
Kuehne + Nagel International AG	756	254,920
Logitech International SA	2,438	266,477
Lonza Group AG	1,292	1,005,316
Nestle SA(d)	46,454	5,884,276
Novartis AG	35,189	3,256,817
Partners Group Holding AG	408	697,107
PSP Swiss Property AG	1,057	143,103
Roche Holding AG	11,908	4,603,297
Schindler Holding AG – Participating Certificate	959	310,249
SGS SA	114	368,931
SIG Combibloc Group AG*	5,627	166,022
Sika AG	2,520	887,269
Sonova Holding AG	978	384,056
STMicroelectronics NV	10,750	440,293
Straumann Holding AG	178	329,957
Swatch Group AG (The) - Bearer	627	209,415
Swiss Life Holding AG	638	329,454
Swiss Prime Site AG	1,586	168,960
Swisscom AG	447	268,802
Temenos AG	1,070	170,010
UBS Group AG	54,940	905,664
Vifor Pharma AG	1,046	146,288
Zurich Insurance Group AG	2,410	972,722
Total Switzerland		28,378,845

United Kingdom - 11.1%
3i Group PLC	17,282	307,439
Abrdn PLC	38,801	153,209
Admiral Group PLC	3,710	175,379
Ashtead Group PLC	7,863	588,815
Associated British Foods PLC	6,209	173,258
AstraZeneca PLC	25,660	2,949,725
Auto Trader Group PLC*(b)	17,680	160,271
Aviva PLC	69,059	371,871
B&M European Value Retail SA	15,345	117,982
BAE Systems PLC	54,234	434,329
Barclays PLC	283,489	687,790
Barratt Developments PLC	18,814	184,048
Bellway PLC	2,237	102,077
Berkeley Group Holdings PLC	2,338	157,493
BP PLC	330,118	1,327,370
British American Tobacco PLC	38,174	1,422,682
British Land Co. PLC (The)	18,316	130,028
BT Group PLC*	146,003	352,400
Bunzl PLC	6,585	244,085
Burberry Group PLC	7,345	210,778
Centrica PLC*	99,925	63,172
CK Hutchison Holdings Ltd.	47,963	350,563
CNH Industrial NV	17,689	294,917
Compass Group PLC*	30,135	637,272
Croda International PLC	2,486	291,030
DCC PLC	1,776	148,798
Diageo PLC	38,284	1,900,512
Direct Line Insurance Group PLC	27,507	113,853
DS Smith PLC	24,196	142,301
Entain PLC*	10,898	275,237
Experian PLC	15,602	687,211
GlaxoSmithKline PLC	82,667	1,629,564
Halma PLC	5,275	211,882
Hargreaves Lansdown PLC(b)	6,551	148,691
HSBC Holdings PLC	336,187	1,857,752
IMI PLC	6,010	146,731
Imperial Brands PLC	16,286	349,159
Informa PLC*	27,818	191,450
InterContinental Hotels Group PLC*	3,514	232,119
Intermediate Capital Group PLC	5,570	168,050
Intertek Group PLC	2,990	214,343
ITV PLC*	69,080	107,763
JD Sports Fashion PLC	9,753	121,634
Johnson Matthey PLC	3,570	147,517
Just Eat Takeaway.com NV*	3,147	279,153
Kingfisher PLC	39,834	204,032
Land Securities Group PLC	13,546	133,644
Legal & General Group PLC	105,680	384,081
Lloyds Banking Group PLC	1,182,692	750,402
London Stock Exchange Group PLC	5,625	585,772
M&G PLC	50,684	158,836
Meggitt PLC*	15,583	101,634
Melrose Industries PLC	85,164	189,571
National Grid PLC	57,970	744,812
Natwest Group PLC	85,489	240,572
Next PLC*	2,336	255,996
Ocado Group PLC*	8,268	213,240
Pearson PLC(b)	14,319	173,084
Persimmon PLC	5,964	240,801
Prudential PLC	43,634	822,942
Reckitt Benckiser Group PLC	10,626	815,961
RELX PLC	31,223	917,707
Rentokil Initial PLC	31,757	250,261
Rightmove PLC(b)	16,367	159,792
Rolls-Royce Holdings PLC*	127,474	176,720
Sage Group PLC (The)	19,837	193,504
Segro PLC	19,510	330,256
Severn Trent PLC	4,529	176,313
Smith & Nephew PLC	15,321	311,429
Smiths Group PLC	7,616	164,710
Spirax-Sarco Engineering PLC	1,216	253,769
SSE PLC(b)	17,846	358,660
St James's Place PLC(b)	9,251	204,122
Standard Chartered PLC	42,117	252,968
Tate & Lyle PLC	11,667	119,907
Taylor Wimpey PLC	68,197	156,070

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Tesco PLC	125,101	$405,267
THG PLC*	11,215	91,296
Unilever PLC	42,968	2,479,832
United Utilities Group PLC	12,564	187,436
Vodafone Group PLC	471,901	762,266
Weir Group PLC (The)*	5,009	120,343
Whitbread PLC*(b)	4,027	170,544
WPP PLC	21,003	271,574
Total United Kingdom		35,491,829

United States - 1.3%
Amcor PLC	30,032	347,682
Ferguson PLC	3,921	550,063
James Hardie Industries PLC	8,083	271,701
OneMarket Ltd.*(c)	1,633	—
QIAGEN NV*	4,377	234,547
Schneider Electric SE	8,861	1,484,691
Stellantis NV	35,271	677,136
Swiss Re AG	5,013	453,675
Total United States		4,019,495

Total Common Stocks
(Cost $279,144,767)		316,220,128
Preferred Stocks — 0.9%
Germany - 0.6%
FUCHS PETROLUB SE, 2.29%	2,285	113,856
Henkel AG & Co. KGaA, 2.13%	3,276	332,062
Porsche Automobil Holding SE, 2.44%	2,828	306,102
Sartorius AG, 0.13%	446	269,616
Volkswagen AG, 2.36%	3,545	863,852
Total Germany		1,885,488

South Korea - 0.3%
Samsung Electronics Co., Ltd., 4.06%	13,104	821,385

Total Preferred Stocks
(Cost $1,898,438)		2,706,873
Short-Term Investment — 1.1%
Money Market Fund — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(e)(f)
(Cost $3,588,616)	3,588,616	3,588,616
Total Investments — 101.0%
(Cost $284,631,821)		322,515,617
Other Assets and Liabilities, Net — (1.0)%		(3,154,187)
Net Assets — 100.0%		$319,361,430

__________________________

		% of
Industry	Value	Net Assets
Financials	$52,176,301	16.3%
Industrials	49,437,080	15.5
Consumer Discretionary	40,693,583	12.8
Health Care	36,761,336	11.5
Information Technology	35,489,375	11.2
Consumer Staples	30,559,013	9.6
Materials	27,660,856	8.6
Communication Services	16,035,504	5.0
Real Estate	10,837,634	3.4
Utilities	10,075,978	3.1
Energy	9,200,341	2.9
Money Market Funds	3,588,616	1.1
Total Investments	$322,515,617	101 .0%
Other Assets and Liabilities, Net	(3,154,187)	(1 .0)
Total Net Assets	$319,361,430	100 .0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,663,976; total market value of collateral held by the Fund was $9,128,274. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,539,658.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $1,896,866.
(e)	Reflects the 1-day yield at July 31, 2021.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

Forward Foreign Currency Contracts Outstanding as of July 31, 2021:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2021	Unrealized Appreciation
Australian Dollar	08/05/21	Morgan Stanley	14,995,206	$11,021,717	$11,022,531	$814
Swiss Franc	08/05/21	Morgan Stanley	12,769,313	14,089,808	14,091,340	1,532
Danish Krone	08/05/21	Morgan Stanley	22,477,651	3,583,055	3,583,615	560
Euro	08/05/21	Morgan Stanley	39,931,600	47,351,079	47,355,603	4,524
British Pound	08/05/21	Morgan Stanley	16,004,373	22,250,648	22,251,959	1,311
Israeli Shekel	08/05/21	Morgan Stanley	2,575,126	797,993	798,089	96
South Korean Won#	08/05/21	Morgan Stanley	10,609,911,240	9,222,129	9,223,196	1,067
Norwegian Krone	08/05/21	Morgan Stanley	9,031,311	1,022,142	1,022,256	114
Swedish Krona	08/05/21	Morgan Stanley	45,697,965	5,310,735	5,311,401	666
Singapore Dollar	08/05/21	Morgan Stanley	2,367,161	1,747,964	1,748,133	169
Unrealized Appreciation				$116,397,270	$116,408,123	$10,853

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2021	Unrealized Appreciation
Australian Dollar	08/05/21	Morgan Stanley	(14,995,206)	$(11,256,882)	$(11,022,531)	$234,351
Danish Krone	08/05/21	Morgan Stanley	(22,200,381)	(3,542,207)	(3,539,410)	2,797
Euro	08/05/21	Morgan Stanley	(39,464,106)	(46,826,479)	(46,801,194)	25,285
Hong Kong Dollar	08/05/21	Morgan Stanley	(38,542,099)	(4,963,412)	(4,959,662)	3,750
Hong Kong Dollar	09/10/21	Morgan Stanley	(37,549,377)	(4,832,354)	(4,832,312)	42
Japanese Yen	08/05/21	Morgan Stanley	(47,086,279)	(429,837)	(429,048)	789
South Korean Won#	08/05/21	Morgan Stanley	(10,487,238,525)	(9,260,092)	(9,116,557)	143,535
Norwegian Krone	08/05/21	Morgan Stanley	(9,031,311)	(1,049,300)	(1,022,256)	27,044
New Zealand Dollar	08/05/21	Morgan Stanley	(641,395)	(448,115)	(447,656)	459
New Zealand Dollar	09/10/21	Morgan Stanley	(644,735)	(449,947)	(449,928)	19
Polish Zloty	08/05/21	Morgan Stanley	(1,690,902)	(444,224)	(439,209)	5,015
Polish Zloty	09/10/21	Morgan Stanley	(1,685,896)	(437,997)	(437,964)	33
Swedish Krona	08/05/21	Morgan Stanley	(45,697,965)	(5,344,238)	(5,311,401)	32,837
Singapore Dollar	08/05/21	Morgan Stanley	(2,367,161)	(1,760,499)	(1,748,133)	12,366
Unrealized Appreciation				$(91,045,583)	$(90,557,261)	$488,322

Total Unrealized Appreciation						$499,175

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2021	Unrealized (Depreciation)
Hong Kong Dollar	08/05/21	Morgan Stanley	38,542,099	$4,959,870	$4,959,662	$(208)
Japanese Yen	08/05/21	Morgan Stanley	4,079,805,471	37,176,345	37,175,016	(1,329)
New Zealand Dollar	08/05/21	Morgan Stanley	648,925	452,939	452,912	(27)
Polish Zloty	08/05/21	Morgan Stanley	1,690,902	439,247	439,209	(38)
Unrealized Depreciation				$43,028,401	$43,026,799	$(1,602)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2021	Unrealized (Depreciation)
Australian Dollar	09/10/21	Morgan Stanley	(15,140,500)	$(11,129,635)	$(11,131,456)	$(1,821)
Swiss Franc	08/05/21	Morgan Stanley	(12,769,313)	(13,826,326)	(14,091,340)	(265,014)
Swiss Franc	09/10/21	Morgan Stanley	(12,922,615)	(14,269,923)	(14,273,993)	(4,070)
Danish Krone	09/10/21	Morgan Stanley	(23,526,884)	(3,752,516)	(3,753,382)	(866)
Euro	08/05/21	Morgan Stanley	(467,494)	(554,320)	(554,410)	(90)
Euro	09/10/21	Morgan Stanley	(40,311,574)	(47,829,687)	(47,841,214)	(11,527)
British Pound	08/05/21	Morgan Stanley	(16,004,373)	(22,108,419)	(22,251,959)	(143,540)
British Pound	09/10/21	Morgan Stanley	(16,101,193)	(22,386,419)	(22,388,574)	(2,155)
Israeli Shekel	08/05/21	Morgan Stanley	(2,575,126)	(790,363)	(798,089)	(7,726)
Israeli Shekel	09/10/21	Morgan Stanley	(2,631,182)	(815,546)	(815,687)	(141)
Japanese Yen	08/05/21	Morgan Stanley	(4,032,719,192)	(36,339,001)	(36,745,968)	(406,967)
Japanese Yen	09/10/21	Morgan Stanley	(3,980,579,545)	(36,277,972)	(36,281,191)	(3,219)
South Korean Won#	08/05/21	Morgan Stanley	(122,672,715)	(106,569)	(106,639)	(70)
South Korean Won#	09/10/21	Morgan Stanley	(10,250,703,725)	(8,903,328)	(8,905,658)	(2,330)

Schedule of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2021 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2021	Unrealized (Depreciation)
Norwegian Krone	09/10/21	Morgan Stanley	(9,110,355)	$(1,031,196)	$(1,031,297)	$(101)
New Zealand Dollar	08/05/21	Morgan Stanley	(7,530)	(5,224)	(5,255)	(31)
Swedish Krona	09/10/21	Morgan Stanley	(48,075,639)	(5,588,441)	(5,589,377)	(936)
Singapore Dollar	09/10/21	Morgan Stanley	(2,429,152)	(1,793,578)	(1,793,823)	(245)
Unrealized Depreciation				$(227,508,463)	$(228,359,312)	$(850,849)

Total Unrealized Depreciation						$(852,451)

Net Unrealized Appreciation (Depreciation)						$(353,276)

As of July 31, 2021, there was collateral segregated by the counterparty for forward foreign currency contracts in the amount of $1,896,866.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$316,195,753	$–	$24,375	(h)	$316,220,128
Preferred Stocks	2,706,873	–	–		2,706,873
Short-Term Investment:
Money Market Fund	3,588,616	–	–		3,588,616
Total Investments in Securities	322,491,242	–	24,375		322,515,617
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	–	499,175	–		499,175
Total Investments in Securities and Other Financial Instruments	$322,491,242	$499,175	$24,375		$323,014,792
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$–	$852,451	$–		$852,451

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	The Level 3 securities, valued in total at $24,375, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year.